Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment.
Property, plant and equipment

16 Property, plant and equipment

Accounting policy

Property, plant and equipment are stated at cost less accumulated depreciation. No depreciation is provided on freehold land. Freehold buildings and long leaseholds are depreciated over their estimated useful lives up to a maximum of 50 years. Short leases are written off over the duration of the lease. Depreciation is provided on other assets on a straight-line basis over their estimated useful lives as follows:

■

land and buildings: land – not depreciated; leasehold improvements – shorter of life of lease and 10 years

■

fixtures and equipment: plant – 3 to 20 years; office furniture, fixtures and fittings – 5 to 10 years; computer systems, communication networks and equipment – 3 to 7 years

	2024			2025
	Land and buildings GBPm	Fixtures and equipment GBPm	Total GBPm	Land and buildings GBPm	Fixtures and equipment GBPm	Total GBPm
Cost
At start of year	134	373	507	110	288	398
Capital expenditure	1	19	20	1	20	21
Disposals	(25)	(104)	(129)	(9)	(50)	(59)
Exchange translation differences	-	-	-	(5)	(13)	(18)
At end of year	110	288	398	97	245	342

Accumulated depreciation
At start of year	92	316	408	74	242	316
Charge for the year	5	29	34	4	22	26
Disposals	(23)	(103)	(126)	(10)	(49)	(59)
Exchange translation differences	-	-	-	(4)	(9)	(13)
At end of year	74	242	316	64	206	270

Net book amount	36	46	82	33	39	72

Included in land and buildings is freehold land of £7m (2024: £7m).

Amounts relating to right-of-use assets under IFRS 16 can be found in note 22.